31 Benefit plans (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Benefit Plans
Cost	$ 161	$ 150	$ 69
Interest	316	207	166
Actuarial results - Other comprehensive (income) loss	(108)	10	12
Benefit plan charge	$ 369	$ 367	$ 247